Consolidated Statements of Changes in Stockholders' Equity (Deficit) / Members' Equity (Deficit) - USD ($)	Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock	Class B Common Stock	Members interest	Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income	Noncontrolling interests in subsidiaries	Total
Members equity, Beginning Balance at Dec. 31, 2017					$ 33,455,223		$ (36,180,242)		$ 2,088,359	$ (636,660)
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Accrued return on members' interest					316,403		(316,403)
Equity-based compensation					883,373					883,373
Distributions to noncontrolling interest									(300,000)	(300,000)
Members equity, Ending Balance at Dec. 31, 2018					113,274,181		(13,370,648)		2,865,125	102,768,658
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of common stock for acquisitions					78,484,832					78,484,832
Cashless exercise of warrants					134,350		(134,350)
Net income (loss)							23,260,347		1,076,766	24,337,113
Balance at end of period at Dec. 31, 2018										0
Effects of the DFB Merger:
Conversion of equity to long-term debt										(16,845,937)
Issuance of members' interest, net of offering costs of $837,156					19,162,844					19,162,844
Redemption of members' interest					(2,112,500)		(1,600,955)			(3,713,455)
Distributions to members							(250,000,000)			(250,000,000)
Equity-based compensation					5,223,108					5,223,108
Members equity, Ending Balance at Mar. 31, 2019					135,547,633		(270,771,920)		3,213,264	(132,011,023)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income (loss)							(5,800,317)		348,139	(5,452,178)
Members equity, Beginning Balance at Dec. 31, 2018					113,274,181		(13,370,648)		2,865,125	102,768,658
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of members' interest, net of offering costs of $837,156					19,162,844					19,162,844
Redemption of members' interest					(2,112,500)		(1,600,955)			(3,713,455)
Distributions to members							(250,000,000)			(250,000,000)
Equity-based compensation					6,914,677					6,914,677
Distributions to noncontrolling interest									(1,338,383)	(1,338,383)
Members equity, Ending Balance at Dec. 31, 2019										0
Balance at beginning of period at Dec. 31, 2018										0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Exchange of Class B Common Stock to Class A Common Stock	$ 55		$ (55)			$ (820,121)			820,121
Exchange of Class B Common Stock to Class A Common Stock (in shares)	550,000		(550,000)
Equity-based compensation						4,155,398				4,155,398
Net income (loss)										(12,885,112)
Equity activity resulting from Tax Receivable Agreement						8,200,580				8,200,580
Change in fair value of interest rate swaps, net of reclassification adjustment								$ 1,431,029	1,105,807	2,536,836
Balance at end of period at Dec. 31, 2019	$ 4,082		$ 3,156			11,252,052	(27,209,514)	1,431,029	(14,729,012)	(29,248,207)
Balance at end of period (in shares) at Dec. 31, 2019	40,816,292	40,816,292	31,563,799	31,563,799
Activity prior to the DFB Merger:
Net income (loss)							(16,315,045)		1,531,838	(14,783,207)
Effects of the DFB Merger:
Recapitalization, effect on members' equity					$ (137,239,202)		281,286,648
Recapitalization, value	$ 2,780		$ 3,411				(63,289,710)		(47,995,919)	32,768,008
Recapitalization (in Shares)	27,796,166		34,113,799
Proceeds from sale of Class A Common Stock	$ 1,250						69,561,286		55,437,464	125,000,000
Stock Issued During Period, Shares, New Issues	12,500,000
Redemption of Class B Common Stock			$ (200)				(11,129,806)		(8,869,994)	(20,000,000)
Redemption of Class B Common Stock (in shares)			(2,000,000)
Conversion of equity to long-term debt							(24,207,763)		(19,292,237)	(43,500,000)
Forgiveness of employee loan							537,329		428,221	965,550
Activity subsequent to the DFB Merger:
Shares withheld to pay withholding taxes	$ (3)					(283,805)				(283,808)
Shares withheld to pay withholding taxes (in shares)	(29,874)
Net income (loss)							1,319,150		578,945	1,898,095
Issuance of common stock for acquisitions	$ 39					6,247,976				$ 6,248,015
Issuance of common stock for acquisitions (in shares)	386,874
Exchange of Class B Common Stock to Class A Common Stock	$ 100		$ (100)			(361,005)			361,005
Exchange of Class B Common Stock to Class A Common Stock (in shares)	1,000,000		(1,000,000)
Cashless exercise of warrants	$ 109					(109)
Cashless exercise of warrants (in shares)	1,092,468									1,092,468
Equity-based compensation	$ 6					2,222,603				$ 2,222,609
Equity-based compensation (in shares)	58,617
Net income (loss)							(158,162)		423,785	265,623
Equity activity resulting from Tax Receivable Agreement						2,482,450				2,482,450
Change in fair value of interest rate swaps, net of reclassification adjustment								(6,570,167)	(4,847,049)	(11,417,216)
Balance at end of period at Mar. 31, 2020	$ 4,336		$ 3,056			$ 21,843,967	$ (27,367,676)	$ (5,139,138)	$ (18,791,271)	$ (29,446,726)
Balance at end of period (in shares) at Mar. 31, 2020	43,354,251	43,354,251	30,563,799	30,563,799